Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000248864 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GFEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$57	1.11%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 58,663,838
Holdings Count | Holding	128
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,663,838
Total number of portfolio holdings	128
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.8%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Mexican Bonos, 5.750%, 3/5/2026	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.9%
Turkiye Garanti Bankasi A.S., 8.125%, 1/8/2036	1.7%
Banco Davivienda S.A., 8.125%, 7/2/2035	1.6%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.4%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.8%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Mexican Bonos, 5.750%, 3/5/2026	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.9%
Turkiye Garanti Bankasi A.S., 8.125%, 1/8/2036	1.7%
Banco Davivienda S.A., 8.125%, 7/2/2035	1.6%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.4%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.2%

C000248863 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2025 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$44	0.86%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 58,663,838
Holdings Count | Holding	128
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,663,838
Total number of portfolio holdings	128
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.8%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Mexican Bonos, 5.750%, 3/5/2026	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.9%
Turkiye Garanti Bankasi A.S., 8.125%, 1/8/2036	1.7%
Banco Davivienda S.A., 8.125%, 7/2/2035	1.6%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.4%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.8%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.1%
Mexican Bonos, 5.750%, 3/5/2026	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.9%
Turkiye Garanti Bankasi A.S., 8.125%, 1/8/2036	1.7%
Banco Davivienda S.A., 8.125%, 7/2/2035	1.6%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.4%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.2%

[1]	Annualized.
[2]	Annualized.